Long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Long-term borrowings	¥ 1,546	$ 224
Long term debt
Debt Instrument [Line Items]
Principal Amount	1,546
Loan 1 | Shenzhen Qianhai Weizhong Bank corporation | Long term debt
Debt Instrument [Line Items]
Principal Amount	¥ 887
Interest rate per annum	5.40%	5.40%
Loan 2 | Shenzhen Qianhai Weizhong Bank corporation | Long term debt
Debt Instrument [Line Items]
Principal Amount	¥ 659
Interest rate per annum	5.40%	5.40%